Prepaid Expenses and Other Current Assets	6 Months Ended
Jun. 30, 2026
Prepaid Expenses and Other Current Assets [Abstract]
PREPAID EXPENSES AND OTHER CURRENT ASSETS

6. PREPAID EXPENSES AND OTHER CURRENT ASSETS

The amount of prepaid expenses and other current assets consist of the followings:

	June 30, 2026	December 31, 2025
Prepaid expenses	$397,113	$1,027,625
Value added tax credit	302,160	253,246
Others	81,036	43,145
Total	$780,309	$1,324,016

The Company did not record any expected credit loss provision for other current assets for the six months ended June 30, 2026 and 2025.